Earnings Per Share - Schedule of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Net income	$ 8,105	$ 16,967	$ 11,779
Weighted average number of ordinary shares (in shares)	54,099,504	54,106,171	40,451,474
Share options (in shares)	174,689	141,000	141,000
Treasury shares (in shares)	11,080	0	0
Weighted average number of shares, adjusted for dilution (in shares)	54,285,273	54,247,171	40,592,474
Earnings per share: Basic and diluted (in dollars per share)	$ 0.15	$ 0.31	$ 0.29
Dividends declared (in dollars per share)	$ 0.20	$ 0.10	$ 0